FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair value:

Level 1:    Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2:    Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3:    Significant unobservable inputs that reflect a reporting entity's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Plan used the following methods and significant assumptions to estimate fair value:

Chemung Financial Corporation Common Stock
Chemung Financial Corporation common stock is classified within Level 1 of the valuation hierarchy and is valued at the closing price reported on the Nasdaq Stock Market.

Mutual Funds
Mutual funds are classified within Level 1 of the valuation hierarchy and are valued at the net asset value of the shares held by the Plan and generally are based on the fair value of the underlying assets.

The following table sets forth, by level within the fair value hierarchy, the Plan’s assets at fair value, as of December 31, 2025 and 2024:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Investments at fair value:
Chemung Financial Corporation common stock	$5,317,294	$—	$—	$5,317,294
Mutual funds	67,304,866	—	—	67,304,866
Total investments at fair value	$72,622,160	$—	$—	$72,622,160

	Level 1	Level 2	Level 3	Total
December 31, 2024
Investments at fair value:
Chemung Financial Corporation common stock	$5,467,013	$—	$—	$5,467,013
Mutual funds	58,785,656	—	—	58,785,656
Total investments at fair value	$64,252,669	$—	$—	$64,252,669